Other Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other Assets	OTHER ASSETSOther current assets of €3,409 at December 31, 2024 and €2,615 at December 31, 2023, consisting of prepaid expenses related to current operating expenses.